RELATED PARTY DISCLOSURES - Narratives (Details) $ in Thousands, ¥ in Billions			12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 JPY (¥)	Dec. 31, 2023 USD ($)
RELATED PARTY DISCLOSURES
Cash consideration received			$ 17,389
JAPAN HAI Co., Ltd
RELATED PARTY DISCLOSURES
Cash consideration received	$ 17,389	¥ 2.6